Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
BORROWINGS

NOTE 11 — BORROWINGS

In September 2022, the Company obtained a mortgage loan from a finance company in Hong Kong, which bears interest at a fixed rate of 10.85% per annum, is repayable in September 2023 and secured by an office premises with carrying amount of $5.7 million located in Hong Kong.